Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares	Convertible redeemable preferred shares

All series of convertible redeemable preferred shares were converted to Class A/B ordinary shares immediately upon the completion of the Group’s IPO in June 2021.

The following table summarizes changes in the carrying amount of the convertible redeemable preferred shares for the year ended December 31, 2021:

	Series A Convertible redeemable preferred shares (par value US$0.001)		Series B Convertible redeemable preferred shares (par value US$0.001)		Series C Convertible redeemable preferred shares (par value US$0.001)		Series D Convertible redeemable preferred shares (par value US$0.001)		Series E Convertible redeemable preferred shares (par value US$0.001)		Series F Convertible redeemable preferred shares (par value US$0.001)		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance as of December 31, 2020	9,497,040	445,275	7,586,836	361,633	33,320,256	1,705,435	10,068,160	1,153,593	34,225,014	5,213,958	—	—	94,697,306	8,879,894
Issuance	—	—	—	—	—	—	—	—	1,953,652	241,341	9,777,383	1,179,326	11,731,035	1,420,667
Issuance upon conversion of convertible bonds	—	—	—	—	10,906,031	192,122	—	—	—	—	—	—	10,906,031	192,122
Accretion	—	21,898	—	17,207	—	246,015	—	37,083	—	186,424	—	—	—	508,627
Convert to Class A Ordinary shares	(9,497,040)	(467,173)	(7,586,836)	(378,840)	(30,284,935)	(1,467,859)	(7,952,405)	(940,464)	(5,876,520)	(916,388)	(9,056,944)	(1,092,428)	(70,254,680)	(5,263,152)
Convert to Class B Ordinary shares	—	—	—	—	(13,941,352)	(675,713)	(2,115,755)	(250,212)	(30,302,146)	(4,725,335)	(720,439)	(86,898)	(47,079,692)	(5,738,158)
Balance as of December 31,2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—

14.
Convertible redeemable preferred shares—(Continued)

The following table summarizes the issuance of convertible redeemable preferred shares:

Series	Issuance date	Share Issued	Issue Price per Share	Proceeds from Issuance
A, B, C-1, C-2	August 31, 2012 ~ November 11, 2016	44,887,552	US$0.21~US$2.65	US$63,902
C-3	June 26, 2018	1,884,512	US$2.65	US$5,000
C-3	December 7, 2018	7,819,871	US$2.65	RMB138,688
C-3	February 8, 2021 ~ May 25, 2021	10,906,031	US$2.65	RMB192,122
D	July 5, 2018	2,115,755	US$10.83	US$22,917
D	July 5, 2018	7,952,405	US$12.74	US$101,340
E	June 3 ~ September 16, 2019	2,521,844	US$17.84	US$45,000
E	June 3, 2019	27,500,098	US$0.70	US$20,115
E+	September 4 ~ September 14, 2020	4,203,072	US$17.84	US$75,000
E+	February 8, 2021 ~ May 25, 2021	1,953,652	US$17.84	RMB241,341
F	April 16, 2021 ~ May 25, 2021	9,777,383	US$19.43	US$168,000

Key terms of the convertible redeemable preferred shares are summarized as follows:

Dividend Rights

Each preferred share shall have the right to receive cumulative dividends, on an as-converted basis, when, as and if declared by the Board.

The order of distribution shall be made from holders of Series F convertible redeemable preferred shares, holders of Series E convertible redeemable preferred shares, holders of Series D convertible redeemable preferred shares, holders of Series C-3 convertible redeemable preferred shares and holders of Series C-1 and C-2 convertible redeemable preferred shares, holders of Series B convertible redeemable preferred shares to holders of Series A convertible redeemable preferred shares. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the convertible redeemable preferred shares have been paid in full.

In the event the Company declares dividends, for holder of Series A convertible redeemable preferred shares, the non-cumulative is at the rate of 8% of issue price, for holder of Series B, C-1, C-2, C-3, D, E and F convertible redeemable preferred shares, the cumulative dividend is at the rate of 8% of issue price.

No dividends have been declared on the convertible redeemable preferred shares.

14.
Convertible redeemable preferred shares—(Continued)

Liquidation Rights

Upon the occurrence of any liquidation or deemed liquidation event, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution shall be distributed to the shareholders in the following order and manner:

Holders of convertible redeemable preferred shares of later series have preference to the distribution of assets or funds over holders of convertible redeemable preferred shares of earlier series and holders of ordinary shares, in the following sequence: holders of Series F convertible redeemable preferred shares, holders of Series E convertible redeemable preferred shares, holders of Series D convertible redeemable preferred shares, holders of Series C-3 convertible redeemable preferred shares and holders of Series C-1 and C-2 convertible redeemable preferred shares, holders of Series B convertible redeemable preferred shares to holders of Series A convertible redeemable preferred shares. The amount of preference will be equal to 150% of the issuance price plus any and all declared but unpaid dividends.

After distribution to the holder of convertible redeemable preferred shares the amount of preference, all remaining assets and funds of the Company available for distribution to the shareholders shall be distributed ratably among all the shareholders on a fully diluted basis.

Conversion Rights

The holders of the convertible redeemable preferred shares have the rights to convert of the preferred shares into ordinary shares at an initial conversion ratio of one for one at the option of the holders at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share split, share consolidation, share dividend or other similar event, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance. Each preferred share shall automatically be converted, into ordinary shares upon the closing of a Qualified IPO.

Voting rights

Each preferred share confers the right to receive notice of, attend and vote at any general meeting of members on an as-converted basis. The holders of the convertible redeemable preferred shares vote together with the ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

Redemption rights

At the option of a holder of the convertible redeemable preferred shares, the Company shall redeem at the redemption price all or any part of the outstanding convertible redeemable preferred shares, upon breach of contract, or at any time after the redemption start date for each series of convertible redeemable preferred shares. The redemption start date is December 31, 2022 for all series of convertible redeemable preferred shares.

The redemption price equals to the greater of (1) the issue price with a twenty percent compound per annum for Series A and Series B, or ten percent simple per annum return for Series C-1, C-2 and C-3, Series D, Series E and Series F (if the period is less than one year, such return shall be calculated pro rata) to the redemption price payment date, plus all accrued or declared but unpaid dividends or (2) the fair market value of preferred shares.

14.
Convertible redeemable preferred shares—(Continued)

Accounting of Convertible Redeemable Preferred Shares

The Company classified all preferred shares as mezzanine equity in the consolidated balance sheets because they are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The convertible redeemable preferred shares are recorded initially at fair value, net of issuance costs.

The Company records accretion on the convertible redeemable preferred shares to the redemption value from the issuance dates to the earliest redemption dates. The accretion, calculated as the current redemption value, is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. The accretion of convertible redeemable preferred shares was RMB508,627, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the convertible redeemable preferred shares or do not meet the definition of a derivative.

The Company has determined that there was no beneficial conversion feature attributable to all convertible redeemable preferred shares because the initial effective conversion prices of these convertible redeemable preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company taking into account independent valuations.